Share capital (Tables) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2019	2018
Common shares	253	251
Common shares B	70	70
Total share capital	323	322

Common shares	2019	2018
Authorized share capital	720	720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	12	12

Common shares B	2019	2018
Authorized share capital	360	360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	12	12

Movement of Common Shares
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares		Number of shares
	(thousands)	Total amount	(thousands)	Total amount
At January 1, 2018	2,095,648	251	585,022	70
Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70
Dividend	9,491	1	-	-
At December 31, 2019	2,105,139	253	585,022	70
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of	Weighted average number of
	common shares (thousands)	common shares B (thousands)
2018	2,095,648	585,022
2019	2,098,326	585,022